UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TARGET RETIREMENT FUNDS - 3RD QUARTER REPORT - PERIOD ENDED
SEPTEMBER 30, 2008

[USAA
EAGLE
LOGO (R)]


PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TARGET RETIREMENT FUNDS
SEPTEMBER 30, 2008



                                                                      (FORM N-Q)

88235-1108                                   (C)2008, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
September 30, 2008 (unaudited)

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (38.3%)
       23,423  USAA Aggressive Growth Fund                                                $           670
       28,656  USAA Emerging Markets Fund                                                             477
       34,094  USAA Growth Fund  *                                                                    447
       56,858  USAA Income Stock Fund                                                                 674
       47,345  USAA International Fund                                                              1,014
        5,282  USAA Precious Metals and Minerals Fund                                                 136
       54,652  USAA S&P 500 Index Fund                                                                954
       66,582  USAA Small Cap Stock Fund                                                              750
       38,307  USAA Value Fund                                                                        446
                                                                                          ---------------
               Total Equity Mutual
               Funds
               (cost: $5,855)                                                                       5,568
                                                                                          ---------------


               FIXED INCOME SECURITIES (61.6%)

               FIXED INCOME MUTUAL FUNDS (57.2%)
               ---------------------------------
$     139,730  USAA Income Fund                                                                     1,600
      419,756  USAA Intermediate-Term Bond Fund                                                     3,719
      345,081  USAA Short-Term Bond Fund                                                            2,992
                                                                                          ---------------
               Total Fixed Income Mutual Funds                                                      8,311
                                                                                          ---------------

               MONEY MARKET INSTRUMENTS (4.4%)

               MONEY MARKET FUNDS (4.4%)
               -------------------------
       636,079 State Street Institutional Liquid Reserves, 2.41%(a)                                   636
                                                                                          ---------------
               Total Fixed Income
               Securities
               (cost: $9,192)                                                                       8,947
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $15,047)                                        $          14,515
                                                                                          ===============

================================================================================
1   |  USAA TARGET RETIREMENT FUNDS

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
September 30, 2008 (unaudited)


                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
               EQUITY MUTUAL FUNDS (47.9%)
       42,801  USAA Aggressive Growth Fund                                                $         1,223
       52,424  USAA Emerging Markets Fund                                                             873
       63,230  USAA Growth Fund  *                                                                    829
      105,443  USAA Income Stock Fund                                                               1,251
       87,333  USAA International Fund                                                              1,870
       10,272  USAA Precious Metals and Minerals Fund                                                 263
      104,869  USAA S&P 500 Index Fund                                                              1,831
      122,689  USAA Small Cap Stock Fund                                                            1,383
       69,300  USAA Value Fund                                                                        807
                                                                                          ---------------
               Total Equity Mutual
               Funds
               (cost: $10,877)                                                                     10,330
                                                                                          ---------------


               FIXED INCOME SECURITIES (52.7%)

               FIXED INCOME MUTUAL FUNDS (48.0%)
               ---------------------------------
$     250,993  USAA High Yield Opportunities Fund                                                   1,775
      156,000  USAA Income Fund                                                                     1,786
      401,374  USAA Intermediate-Term Bond Fund                                                     3,556
      372,376  USAA Short-Term Bond Fund                                                            3,228
                                                                                          ---------------
               Total Fixed Income Mutual Funds                                                     10,345
                                                                                          ---------------

               MONEY MARKET INSTRUMENTS (4.7%)
               -------------------------------

               MONEY MARKET FUNDS (4.7%)
     1,015,077 State Street Institutional Liquid Reserves, 2.41% (a)                                1,015
                                                                                          ---------------
               Total Fixed Income
               Securities
               (cost: $11,715)                                                                     11,360
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $22,592)                                        $          21,690
                                                                                          ===============

================================================================================
2   |  USAA TARGET RETIREMENT FUNDS

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
September 30, 2008 (unaudited)

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (57.3%)
       38,689  USAA Aggressive Growth Fund                                                $         1,106
       73,874  USAA Emerging Markets Fund                                                           1,231
      189,820  USAA Growth Fund  *                                                                  2,488
      191,480  USAA Income Stock Fund                                                               2,271
      131,479  USAA International Fund                                                              2,815
       20,381  USAA Precious Metals and Minerals Fund                                                 523
       84,046  USAA S&P 500 Index Fund                                                              1,467
      185,631  USAA Small Cap Stock Fund                                                            2,092
      128,951  USAA Value Fund                                                                      1,501
                                                                                          ---------------
               Total Equity Mutual
               Funds
               (cost: $16,730)                                                                     15,494
                                                                                          ---------------


               FIXED INCOME SECURITIES (43.4%)

               FIXED INCOME MUTUAL FUNDS (37.7%)
               ---------------------------------
$     371,081  USAA High Yield Opportunities Fund                                                   2,624
      403,436  USAA Income Fund                                                                     4,619
      333,884  USAA Intermediate-Term Bond Fund                                                     2,958
                                                                                          ---------------
               Total Fixed Income Mutual Funds                                                     10,201
                                                                                          ---------------

               MONEY MARKET INSTRUMENTS (5.7%)
               -------------------------------

               MONEY MARKET FUNDS (5.7%)
     1,528,633 State Street Institutional Liquid Reserves, 2.41% (a)                                1,529
                                                                                          ---------------
               Total Fixed Income
               Securities
               (cost: $12,184)                                                                     11,730
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $28,914)                                        $          27,224
                                                                                          ===============

================================================================================
3   |  USAA TARGET RETIREMENT FUNDS

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
September 30, 2008 (unaudited)

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (77.4%)
       30,725  USAA Aggressive Growth Fund                                                $           878
       90,898  USAA Emerging Markets Fund                                                           1,514
      261,380  USAA Growth Fund  *                                                                  3,427
      231,222  USAA Income Stock Fund                                                               2,742
      162,408  USAA International Fund                                                              3,477
       24,613  USAA Precious Metals and Minerals Fund                                                 631
      115,031  USAA S&P 500 Index Fund                                                              2,009
      229,591  USAA Small Cap Stock Fund                                                            2,588
      154,730  USAA Value Fund                                                                      1,801
                                                                                          ---------------
               Total Equity Mutual
               Funds
               (cost: $20,668)                                                                     19,067
                                                                                          ---------------


               FIXED INCOME SECURITIES (24.0%)

               FIXED INCOME MUTUAL FUNDS (18.1%)
               ---------------------------------
$     308,900  USAA High Yield Opportunities Fund                                                   2,184
      197,749  USAA Income Fund                                                                     2,264
                                                                                          ---------------
               Total Fixed Income Mutual Funds                                                      4,448
                                                                                          ---------------

               MONEY MARKET INSTRUMENTS (5.9%)
               -------------------------------

               MONEY MARKET FUNDS (5.9%)
     1,458,061 State Street Institutional Liquid Reserves, 2.41% (a)                                1,458
                                                                                          ---------------
               Total Fixed Income
               Securities
               (cost: $6,140)                                                                       5,906
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $26,808)                                        $          24,973
                                                                                          ===============

================================================================================
4   |  USAA TARGET RETIREMENT FUNDS

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
September 30, 2008 (unaudited)

                                                                                                    MARKET
       NUMBER                                                                                        VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (95.9%)
        9,663  USAA Aggressive Growth Fund                                                $           276
       48,909  USAA Emerging Markets Fund                                                             815
      182,186  USAA Growth Fund  *                                                                  2,388
      145,560  USAA Income Stock Fund                                                               1,726
       88,823  USAA International Fund                                                              1,902
       13,245  USAA Precious Metals and Minerals Fund                                                 340
       24,952  USAA S&P 500 Index Fund                                                                435
      126,598  USAA Small Cap Stock Fund                                                            1,427
       96,978  USAA Value Fund                                                                      1,129
                                                                                          ---------------
               Total Equity Mutual
               Funds
               (cost: $11,424)                                                                     10,438
                                                                                          ---------------


               FIXED INCOME SECURITIES (4.0%)

               MONEY MARKET INSTRUMENTS (4.0%)
               -------------------------------

               MONEY MARKET FUNDS (4.0%)
       430,023 State Street Institutional Liquid Reserves, 2.41% (a) (cost: $430)                     430
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $11,854)                                        $          10,868
                                                                                          ===============

================================================================================
5   |  USAA TARGET RETIREMENT FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. The Funds commenced operations on July 31, 2008.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time a fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a fund's NAV may not take place at the same time the prices of certain foreign securities held by a fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day a fund's NAV is calculated will not be reflected in the value of a fund's foreign securities. However, the Manager, and a fund's subadvisers, if applicable, will monitor for events that would materially affect the value of a fund's foreign securities. The Funds' subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of a fund's foreign
securities.     If    the    Manager     determines     that    a     particular
================================================================================
6 | USAA TARGET RETIREMENT FUNDS

================================================================================


event would materially affect the value of a fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, a fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what a fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================
7   |  USAA TARGET RETIREMENT FUNDS

================================================================================


B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157) clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Funds' own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds' assets carried at fair value (in thousands):

                                                                     Investments in Securities
Valuation Inputs                            Target Income   Target 2020    Target 2030    Target 2040     Target 2050
-------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                             $14,515        $21,690        $27,224         $24,973        $10,868
Level 2 - Other Significant Observable                    -              -              -               -              -
Inputs
Level 3 - Significant Unobservable Inputs                 -              -              -               -              -
-------------------------------------------------------------------------------------------------------------------------
                                            -----------------------------------------------------------------------------
Total                                               $14,515        $21,690        $27,224         $24,973        $10,868
-------------------------------------------------------------------------------------------------------------------------


C. As of September 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of September 30, 2008, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                             Target Income   Target 2020     Target 2030    Target 2040    Target 2050
---------------------------------------------------------------------------------------------------------
Appreciation                            $0             $0              $0             $0             $0
Depreciation                          (532)          (902)         (1,690)        (1,835)          (986)
---------------------------------------------------------------------------------------------------------
                             ----------------------------------------------------------------------------
Net                                  $(532)         $(902)        $(1,690)       $(1,835)         $(986)
---------------------------------------------------------------------------------------------------------

================================================================================
                                       NOTES TO PORTFOLIOS OF INVESTMENTS  |   8

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of September 30, 2008, net assets were as follows (in thousands):

              Target Income    Target 2020     Target 2030    Target 2040    Target 2050
-------------------------------------------------------------------------------------------
Net assets           $14,525        $21,550         $27,027        $24,640        $10,880


E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA funds for the period ended September 30, 2008 (in thousands):

Target Income:

                                                                      Realized
                                    Purchase   Sales      Dividend    Gain          Market Value
Affiliated USAA Fund                Cost       Proceeds   Income      (Loss)        September 30, 2008
--------------------                --------   --------   --------    --------      ------------------
Aggressive Growth                      $712         $5          $-        $(1)                    $670
Emerging Markets                        521          3           -         (1)                     477
Growth                                  482          3           -          -                      447
Income                                1,947        290          14         (7)                   1,600
Income Stock                            696          5           3          -                      674
Intermediate-Term Bond                4,528        630          27        (22)                   3,719
International                         1,086          7           -         (1)                   1,014
Precious Metals & Minerals              149          1           -          -                      136
S&P 500 Index                           998          7           4         (1)                     954
Short-Term Bond                       3,618        580          17         (6)                   2,992
Small Cap Stock                         788          5           -         (1)                     750
Value                                   465          3           -          -                      446


Target 2020:
                                                                       Realized
                                    Purchase   Sales      Dividend     Gain         Market Value
Affiliated USAA Fund                Cost       Proceeds   Income       (Loss)       September 30, 2008
--------------------                --------   --------   --------     --------     ------------------
Aggressive Growth                    $1,290         $-          $-          $-                  $1,223
Emerging Markets                        947          -           -           -                     873
Growth                                  889          -           -           -                     829
High-Yield Opportunities              2,210        291          21         (22)                  1,775
Income                                2,204        355          14         (10)                  1,786
Income Stock                          1,286          -           6           -                   1,251
Intermediate-Term Bond                4,401        681          23         (25)                  3,556
International                         1,991          -           -           -                   1,870
Precious Metals & Minerals              286          4           -          (1)                    263
S&P 500 Index                         1,910          -           8           -                   1,831
Short-Term Bond                       3,958        681          17          (8)                  3,228
Small Cap Stock                       1,446          -           -           -                   1,383
Value                                   837          -           -           -                     807

================================================================================
9   |  USAA TARGET RETIREMENT FUNDS

================================================================================

Target 2030:

                                                                       Realized
                                    Purchase   Sales      Dividend     Gain          Market Value
Affiliated USAA Fund                Cost       Proceeds   Income       (Loss)        September 30, 2008
--------------------                --------   --------   --------     --------   ---------------------
Aggressive Growth                    $1,197         $-          $-           $-                  $1,106
Emerging Markets                      1,392          -           -            -                   1,231
Growth                                2,757          -           -            -                   2,488
High-Yield Opportunities              2,811          -          26            -                   2,624
Income                                4,765          -          31            -                   4,619
Income Stock                          2,381          -          14            -                   2,271
Intermediate-Term Bond                3,079          -          16            -                   2,958
International                         3,063          -           -            -                   2,815
Precious Metals & Minerals              557          -           -            -                     523
S&P 500 Index                         1,568          -           8            -                   1,467
Small Cap Stock                       2,228          -           -            -                   2,092
Value                                 1,587          -           -            -                   1,501


Target 2040:
                                                                       Realized
                                    Purchase   Sales      Dividend     Gain         Market Value
Affiliated USAA Fund                Cost       Proceeds   Income       (Loss)       September 30, 2008
                                    --------   --------   --------     --------     ------------------
Aggressive Growth                      $955         $-          $-           $-                   $878
Emerging Markets                      1,729          -           -            -                  1,514
Growth                                3,818          -           -            -                  3,427
High-Yield Opportunities              2,344          -          22            -                  2,184
Income                                2,338          -          16            -                  2,264
Income Stock                          2,881          -          17            -                  2,742
International                         3,792          -           -            -                  3,477
Precious Metals & Minerals              671          -           -            -                    631
S&P 500 Index                         2,152          -          11            -                  2,009
Small Cap Stock                       2,761          -           -            -                  2,588
Value                                 1,909          -           -            -                  1,801


Target 2050:
                                                                       Realized
                                    Purchase   Sales      Dividend     Gain         Market Value
Affiliated USAA Fund                Cost       Proceeds   Income       (Loss)       September 30, 2008
--------------------                --------   --------   --------     --------     ------------------
Aggressive Growth                      $303         $-          $-           $-                   $276
Emerging Markets                        955          -           -            -                    815
Growth                                2,690          -           -            -                  2,388
Income Stock                          1,816          -          11            -                  1,726
International                         2,096          -           -            -                  1,902
Precious Metals & Minerals              372          -           -            -                    340
S&P 500 Index                           468          -           3            -                    435
Small Cap Stock                       1,525          -           -            -                  1,427
Value                                 1,199          -           -            -                  1,129


SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2008.

*        Non-income-producing security.

================================================================================
                                      NOTES TO PORTFOLIOS OF INVESTMENTS  |   10


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/21/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/20/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.